Subsequent Events	5 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements are issued, require potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed, except as disclosed below.

On January 11, 2021, the Company entered into an Agreement and Plan of Merger with Proterra Inc, a Delaware corporation (“Proterra”).

The Merger Agreement and the transactions contemplated thereby were approved by the boards of directors of each of the Company and Proterra.

The Business Combination

The Merger Agreement provides for, among other things, the following: (i) the Company will become a Delaware corporation (the “Domestication”), (ii) following the Domestication, a subsidiary of the Company will merge with and into Proterra, with Proterra as the surviving company in the merger and continuing as a wholly-owned subsidiary of the Company (the “Merger”) and, in connection with the Merger, (iii) the Company’s name will be changed to Proterra Inc. The Domestication, the Merger and the other transactions contemplated by the Merger Agreement are referred to as the “Business Combination”.

The Business Combination is expected to close in the second quarter of 2021, following the receipt of the required approval by the Company’s stockholders and the fulfillment of other customary closing conditions.

Business Combination Consideration

In the Merger, each share of common stock of Proterra, other than shares to be cancelled or dissenting shares, will be converted into the right to receive 0.8925 shares of ArcLight Common Stock. In the event that the closing sale price of ArcLight Common Stock exceeds certain price thresholds for 20 out of any 30 consecutive trading days during the first five years following the closing of the Business Combination, up to an additional 22,809,500 shares of ArcLight Common Stock may be issued to the parties that were holders of Proterra Common Stock immediately prior to the closing of the Business Combination.

PIPE Financing (Private Placement)

Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors, pursuant to which they agreed to subscribe for and purchase, , immediately following the closing of the Merger, an aggregate of 41,500,000 shares of the Company Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $415,000,000 (the “PIPE Financing”).

The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that the Company will grant the investors in the PIPE Financing certain customary registration rights.

Sponsor Support Agreement

Concurrently with the execution of the Merger Agreement, the Sponsor, and other holders of Class B ordinary shares of ArcLight entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”) with the Company and Proterra, pursuant to which the Sponsor and such holders agreed to, among other things, (i) vote at any meeting of the shareholders of the Company all of their ordinary shares held of record or thereafter acquired in favor of the proposals being considered in connection with the Business Combination, (ii) be bound by certain other covenants and agreements related to the Business Combination and (iii) be bound by certain transfer restrictions with respect to such securities, prior to the closing of the Business Combination, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

Sponsor Letter Agreement

Concurrently with the execution of the Merger Agreement, the Sponsor entered into the Sponsor Letter Agreement (the “Sponsor Letter Agreement”), pursuant to which the parties agreed (i) to certain vesting and forfeiture terms with respect to 10% of the Company’s Common Stock beneficially owned by the Sponsor immediately following the closing, (ii) to certain lock-up provisions with respect to shares of Company Common Stock following the Merger (which provisions were subsequently amended on February 2, 2021) and (iii) to cause the Company’s designee to the ArcLight board of directors to resign in the event the Sponsor disposes of 50% or more of the ArcLight Common Stock held beneficially by the Sponsor as of the closing of the Business Combination.

Amended and Restated Registration Rights Agreement

At the closing of the Business Combination, Proterra, the Sponsor and certain stockholders of Proterra will enter into an amended and restated registration rights agreement pursuant to which, among other things, the parties thereto will be granted certain customary registrant rights with respect to shares of Proterra Common Stock.